Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12915 Old Virginia Road
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12915 Old Virginia Road
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3488
Contact Personnel Name	Denis Phares